Fair Value Accounting - Schedule of Financial Instruments Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Investment securities available for sale	$ 7,411,072	$ 7,551,018
Mortgage loans held for sale	36,593	33,448	$ 47,338
Mutual funds and mutual funds held in rabbi trusts	74,992	63,371
Derivative assets	83,960	83,895
Derivatives Not Designated as Hedging Instruments
Liabilities
Estimated fair value of derivative liabilities	113,150	201,917
Visa Derivative Liability | Derivatives Not Designated as Hedging Instruments
Liabilities
Estimated fair value of derivative liabilities	2,940	64
U.S. Treasury securities
Assets
Investment securities available for sale	1,195,107	1,212,742
Mortgage-backed securities issued by U.S. Government agencies
Assets
Investment securities available for sale	1,387,953	1,462,790
Mortgage-backed securities issued by U.S. Government sponsored enterprises
Assets
Investment securities available for sale	1,961,794	2,034,035
Collateralized mortgage obligations issued by U.S. Government agencies or sponsored enterprises
Assets
Investment securities available for sale	506,647	550,201
Commercial mortgage-backed securities issued by U.S. Government agencies or sponsored enterprises
Assets
Investment securities available for sale	2,359,571	2,253,116
Corporate debt securities and other debt securities
Assets
Investment securities available for sale		8,971
Fair Value, Measurements, Recurring
Assets
Total trading securities	15,401	9,713
Investment securities available for sale	7,411,072	7,551,018
Mortgage loans held for sale	36,593	33,448
Other investments	17,980	14,831
Mutual funds and mutual funds held in rabbi trusts	74,992	63,371
Derivative assets	83,960	83,895
Liabilities
Mutual fund held in rabbi trusts	59,345	48,351
Derivative liabilities	110,210	216,325
Fair Value, Measurements, Recurring | Level 1
Assets
Total trading securities	3,011	0
Investment securities available for sale	1,195,107	1,212,742
Mortgage loans held for sale	0	0
Other investments	0	0
Mutual funds and mutual funds held in rabbi trusts	74,992	63,371
Derivative assets	0	0
Liabilities
Mutual fund held in rabbi trusts	59,345	48,351
Derivative liabilities	0	0
Fair Value, Measurements, Recurring | Level 2
Assets
Total trading securities	12,390	9,713
Investment securities available for sale	6,215,965	6,338,276
Mortgage loans held for sale	36,593	33,448
Other investments	0	0
Mutual funds and mutual funds held in rabbi trusts	0	0
Derivative assets	83,960	83,895
Liabilities
Mutual fund held in rabbi trusts	0	0
Derivative liabilities	110,210	216,325
Fair Value, Measurements, Recurring | Level 3
Assets
Total trading securities	0	0
Investment securities available for sale	0	0
Mortgage loans held for sale	0	0
Other investments	17,980	14,831
Mutual funds and mutual funds held in rabbi trusts	0	0
Derivative assets	0	0
Liabilities
Mutual fund held in rabbi trusts	0	0
Derivative liabilities	0	0
Fair Value, Measurements, Recurring | U.S. Treasury securities
Assets
Total trading securities	3,011	0
Investment securities available for sale	1,195,107	1,212,742
Fair Value, Measurements, Recurring | U.S. Treasury securities | Level 1
Assets
Total trading securities	3,011	0
Investment securities available for sale	1,195,107	1,212,742
Fair Value, Measurements, Recurring | U.S. Treasury securities | Level 2
Assets
Total trading securities	0	0
Investment securities available for sale	0	0
Fair Value, Measurements, Recurring | U.S. Treasury securities | Level 3
Assets
Total trading securities	0	0
Investment securities available for sale	0	0
Fair Value, Measurements, Recurring | State and municipal securities
Assets
Total trading securities	0	473
Fair Value, Measurements, Recurring | State and municipal securities | Level 1
Assets
Total trading securities	0	0
Fair Value, Measurements, Recurring | State and municipal securities | Level 2
Assets
Total trading securities	0	473
Fair Value, Measurements, Recurring | State and municipal securities | Level 3
Assets
Total trading securities	0	0
Fair Value, Measurements, Recurring | Asset-backed securities
Assets
Total trading securities	12,390	9,240
Fair Value, Measurements, Recurring | Asset-backed securities | Level 1
Assets
Total trading securities	0	0
Fair Value, Measurements, Recurring | Asset-backed securities | Level 2
Assets
Total trading securities	12,390	9,240
Fair Value, Measurements, Recurring | Asset-backed securities | Level 3
Assets
Total trading securities	0	0
Fair Value, Measurements, Recurring | U.S. Government agency securities
Assets
Investment securities available for sale	0	29,163
Fair Value, Measurements, Recurring | U.S. Government agency securities | Level 1
Assets
Investment securities available for sale	0	0
Fair Value, Measurements, Recurring | U.S. Government agency securities | Level 2
Assets
Investment securities available for sale	0	29,163
Fair Value, Measurements, Recurring | U.S. Government agency securities | Level 3
Assets
Investment securities available for sale	0	0
Fair Value, Measurements, Recurring | Mortgage-backed securities issued by U.S. Government agencies
Assets
Investment securities available for sale	1,387,953	1,462,790
Fair Value, Measurements, Recurring | Mortgage-backed securities issued by U.S. Government agencies | Level 1
Assets
Investment securities available for sale	0	0
Fair Value, Measurements, Recurring | Mortgage-backed securities issued by U.S. Government agencies | Level 2
Assets
Investment securities available for sale	1,387,953	1,462,790
Fair Value, Measurements, Recurring | Mortgage-backed securities issued by U.S. Government agencies | Level 3
Assets
Investment securities available for sale	0	0
Fair Value, Measurements, Recurring | Mortgage-backed securities issued by U.S. Government sponsored enterprises
Assets
Investment securities available for sale	1,961,794	2,034,035
Fair Value, Measurements, Recurring | Mortgage-backed securities issued by U.S. Government sponsored enterprises | Level 1
Assets
Investment securities available for sale	0	0
Fair Value, Measurements, Recurring | Mortgage-backed securities issued by U.S. Government sponsored enterprises | Level 2
Assets
Investment securities available for sale	1,961,794	2,034,035
Fair Value, Measurements, Recurring | Mortgage-backed securities issued by U.S. Government sponsored enterprises | Level 3
Assets
Investment securities available for sale	0	0
Fair Value, Measurements, Recurring | Collateralized mortgage obligations issued by U.S. Government agencies or sponsored enterprises
Assets
Investment securities available for sale	506,647	550,201
Fair Value, Measurements, Recurring | Collateralized mortgage obligations issued by U.S. Government agencies or sponsored enterprises | Level 1
Assets
Investment securities available for sale	0	0
Fair Value, Measurements, Recurring | Collateralized mortgage obligations issued by U.S. Government agencies or sponsored enterprises | Level 2
Assets
Investment securities available for sale	506,647	550,201
Fair Value, Measurements, Recurring | Collateralized mortgage obligations issued by U.S. Government agencies or sponsored enterprises | Level 3
Assets
Investment securities available for sale	0	0
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities issued by U.S. Government agencies or sponsored enterprises
Assets
Investment securities available for sale	2,359,571	2,253,116
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities issued by U.S. Government agencies or sponsored enterprises | Level 1
Assets
Investment securities available for sale	0	0
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities issued by U.S. Government agencies or sponsored enterprises | Level 2
Assets
Investment securities available for sale	2,359,571	2,253,116
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities issued by U.S. Government agencies or sponsored enterprises | Level 3
Assets
Investment securities available for sale	0	0
Fair Value, Measurements, Recurring | Corporate debt securities and other debt securities
Assets
Investment securities available for sale	0	8,971
Fair Value, Measurements, Recurring | Corporate debt securities and other debt securities | Level 1
Assets
Investment securities available for sale	0	0
Fair Value, Measurements, Recurring | Corporate debt securities and other debt securities | Level 2
Assets
Investment securities available for sale	0	8,971
Fair Value, Measurements, Recurring | Corporate debt securities and other debt securities | Level 3
Assets
Investment securities available for sale	$ 0	$ 0